Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
Loss before taxation	$ (10,936)	$ (53,599)	$ (172,591)
Adjustments for:
Interest income	(152)	(198)	(821)
Depreciation of plant and equipment	26	52	83
Depreciation of right-of-use assets	209	289	566
Amortization of intangible assets	20	20	20
Impairment loss of intangible assets	1,717	13,000
Loss on disposal of fixed assets	15	18	188
Realized foreign currency gains (losses)			(21)
Fair value change of financial liabilities at FVTPL	22	(222)	(1,597)
Fair value change of preferred shares			76,430
IFRS 2 listing expense			45,524
Loss on lease termination	7
Portion of PIPE issuance costs allocated to PIPE warrants			38
Finance costs	65	193	122
Share-based payment expenses	(979)	10,926	12,685
Unrealized foreign currency loss			(258)
Operating cash flows before movements in working capital	(9,986)	(29,521)	(39,632)
(Increase) decrease in deposits, prepayments and deferred expenses	(2,283)	1,608	(932)
Increase (decrease) in other payables and accruals	1,903	(571)	(2,635)
NET CASH USED IN OPERATIONS	(10,366)	(28,484)	(43,199)
Taxation paid	(3)	(259)	(10)
NET CASH USED IN OPERATING ACTIVITIES	(10,369)	(28,743)	(43,209)
INVESTING ACTIVITIES
Interest received	152	198	821
Proceeds from redemption of long term time deposits with original maturity over three months			4,308
Proceeds from redemption of time deposits with original maturity over three months			2,872
Purchase of plant and equipment		(24)	(6)
Proceeds from disposal of fixed assets	48	4	58
Proceeds from disposal of financial asset at FVTPL		5,761	13,307
Payment for rental deposits	18
Refund of rental deposits		44	5
NET CASH PROVIDED BY INVESTING ACTIVITIES	218	5,983	21,365
FINANCING ACTIVITIES
Proceeds from PIPE Financing and Business Combination, net of transaction costs	3,859	5,049	20,249
Payment of deferred underwriting fees			(2,779)
Repayment of bank loans		(4,920)
Proceeds from bank loans		702	4,236
Proceeds from issue of shares upon exercise of share options	7		85
Interest expense	(65)	(193)	(122)
Repayment of lease liabilities	(125)	(170)	(444)
NET CASH PROVIDED BY FINANCING ACTIVITIES	3,676	468	21,225
Effects of exchange rate changes on cash and cash equivalents	(15)	2
NET (DECREASE) IN CASH AND CASH EQUIVALENTS	(6,490)	(22,290)	(619)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	9,766	32,056	32,675
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	3,276	9,766	32,056
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Restricted share awards vested			68
Accrued transaction costs			280
Conversion of pre-closing Apollomics convertible preferred shares into Post-Closing Apollomics Ordinary Shares			588,285
Initial value of warrant liabilities arising from Maxpro note conversion and PIPE Financing in connection with the Closing Date of the Business Combination			629
Reclassification from equity to non-current liabilities for Maxpro Warrants assumed by Apollomics upon Closing			$ 1,298
Reconciliation of movements in Right of use assets / Lease liability	$ 142	792
Shares issued to employees for compensation		1,506
Cashless exercise of warrants		$ 7